Note 32 - Common Shares (Detail)	12 Months Ended
	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares
Issued and fully paid [Member]
Number of shares [line items]
Common shares, beginning balance	2,066,773,131	2,066,773,131
Shares issued under share-based compensation plans | €	0	0
Capital increase	0	0
Shares purchased for treasury	0	0
Shares sold or distributed from treasury	0	0
Common shares, ending balance	2,066,773,131	2,066,773,131
Treasury shares [Member]
Number of shares [line items]
Common shares, beginning balance	(1,344,144)	(371,090)
Shares issued under share-based compensation plans | €	0	0
Capital increase	0	0
Shares purchased for treasury	(193,666,155)	(372,179,750)
Shares sold or distributed from treasury	194,338,942	371,206,696
Common shares, ending balance	(671,357)	(1,344,144)
Outstanding [Member]
Number of shares [line items]
Common shares, beginning balance	2,065,428,987	2,066,402,041
Shares issued under share-based compensation plans | €	0	0
Capital increase	0	0
Shares purchased for treasury	(193,666,155)	(372,179,750)
Shares sold or distributed from treasury	194,338,942	371,206,696
Common shares, ending balance	2,066,101,774	2,065,428,987